PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31,
	2017	2018
	RMB	RMB

Office and other equipment	19,997,272	23,774,820
Leasehold improvements	21,147,511	25,062,449
Motor vehicles	1,717,658	1,655,768
Less: accumulated depreciation	(20,394,541)	(31,326,808)

Total	22,467,900	19,166,229